Related party transactions (Details Narrative) - USD ($) $ in Millions	1 Months Ended	6 Months Ended
	Jul. 31, 2026	Jun. 30, 2026
Notes and other explanatory information [abstract]
Subsidy revenue		$ 2,227
Balance of subsidy		$ 2,021
Additional amount from subsidy program	$ 844